Dividends	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Dividends [Text Block]	21. Dividends During 2012, the Company declared and paid three consecutive quarterly dividends of $0.15 per share followed by one quarterly dividend of $0.05 per share, totaling $37,463.